Significant Accounting Policies (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Significant Accounting Policies [Line Items]
Income tax benefit realization threshold	50.00%
Warranty income (expense)	$ 248	$ (631)	$ (293)
Warranty provision	2,077	2,325
Trade receivables sold	26,146	30,346
Financial expense related to factoring arrangements	1,300	1,612	2,038
Accrued severance pay	613	6,661
Severance expense	$ 3,664	$ 2,074	$ 3,449
Outstanding options and RSU's excluded from the calculations of diluted net earnings per share due to their anti-dilutive effect	2,533,137	2,364,143	5,164,222
Product assurance warranty term	2 years
Minimum [Member]
Significant Accounting Policies [Line Items]
Warranty period	1 year
Maximum [Member]
Significant Accounting Policies [Line Items]
Warranty period	3 years